CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Supplemental Statement) (September 30, 2019) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Net Loss	$ 0	$ 0	$ 0	$ 0
Other comprehensive (loss) gain:
Foreign currency translation adjustments	(21,083)	253,814	(13,366)	70,787
Total comprehensive loss	(4,274,555)	(6,510,813)	(10,932,276)	(24,306,195)
Less: Net loss attributable to non-controlling interest	0	(76,525)	0	(403,627)
Comprehensive loss attributable to non-controlling interests	$ (4,274,555)	$ (6,434,288)	$ (10,932,276)	$ (23,902,568)